Comprehensive Income	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Comprehensive Income

10.  Comprehensive Income

Comprehensive income (loss) consists of net income (loss) and other comprehensive income or loss.  The components of other comprehensive income (loss) are shown below for the six months ended June 30 and the year ended December 31.  No tax effect is recognized since the Company is not a tax-paying entity.

	2011	2010
	($ in thousands)
Change in fair value of derivatives used for cash flow hedges
Interest rate caps	$--	$(73)
Reclassification of comprehensive income related to interest rate caps	(80)	65

Net amount	$(80)	$(8)

Note 11.	Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income or loss.  The components of other comprehensive income (loss) are shown below for the years ended December 31.  No tax effect is recognized since the Company is not a tax-paying entity.

	2010	2009

Change in fair value of derivatives used for cash flow hedges
Interest rate swaps	$--	$518
Interest rate caps	(73)	(74)
Reclassification of comprehensive income related to interest rate caps	65	2

	$(8)	$446